UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
April 30, 2014

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS- 136.0% (94.0% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS- 116.6% (80.6% of Total Investments) (4)
	Aerospace & Defense - 0.6% (0.4% of Total Investments)
$ 1,234	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	$ 1,213,391
	Airlines - 4.1% (2.8% of Total Investments)
993	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	991,570
3,160	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	3,152,100
988	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	987,500
1,945	Delta Air Lines, Inc., Term Loan B	3.500%	4/20/17	BB+	1,941,343
1,000	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	993,125
8,086	Total Airlines				8,065,638
	Auto Components - 0.1% (0.1% of Total Investments)
170	Schaeffler AG, Term Loan C	4.250%	1/27/17	Ba2	170,637
	Automobiles - 0.5% (0.3% of Total Investments)
1,000	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	993,000
	Capital Markets - 1.5% (1.1% of Total Investments)
661	American Capital, LTD., Term Loan B	3.500%	8/22/17	BB-	662,213
1,412	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,402,844
957	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	958,622
3,030	Total Capital Markets				3,023,679
	Chemicals - 1.1% (0.8% of Total Investments)
1,178	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,168,433
1,000	Mineral Technologies, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB	999,988
2,178	Total Chemicals				2,168,421
	Commercial Services & Supplies - 4.0% (2.7% of Total Investments)
490	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	492,144
1,000	International Lease Finance Corp., Term Loan	3.500%	3/06/21	Ba2	998,333
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	477,500
1,937	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,856,627
2,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	1,991,862
1,493	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	1,501,206
500	Spotless Holdings, SAS, Term Loan, Second Lien	8.750%	4/02/19	B3	512,812
7,920	Total Commercial Services & Supplies				7,830,484
	Communications Equipment - 1.6% (1.1% of Total Investments)
1,491	Avaya, Inc., Term Loan B3	4.734%	10/26/17	B1	1,443,036
499	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	497,398
1,154	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	1,152,371
3,144	Total Communications Equipment				3,092,805
	Computers & Peripherals - 2.7% (1.9% of Total Investments)
417	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	416,479
4,974	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	4,963,254
5,391	Total Computers & Peripherals				5,379,733
	Containers & Packaging - 0.7% (0.5% of Total Investments)
200	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	B+	199,109
1,132	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,133,988
1,332	Total Containers & Packaging				1,333,097
	Diversified Consumer Services - 5.2% (3.6% of Total Investments)
2,020	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	2,051,532
967	Ceridian Corporation, New Replacement Term Loan	4.402%	8/14/15	B1	968,336
2,604	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,633,104
3,053	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BB	3,046,484
1,677	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B1	1,657,243
10,321	Total Diversified Consumer Services				10,356,699
	Diversified Financial Services - 1.1% (0.8% of Total Investments)
1,485	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	1,493,585
750	RCS Capital, Term Loan, WI/DD	TBD	TBD	B+	759,610
2,235	Total Diversified Financial Services				2,253,195
	Diversified Telecommunication Services - 5.2% (3.6% of Total Investments)
869	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	870,299
1,729	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	1,740,786
1,000	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	995,208
1,000	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,000,000
3,703	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,715,940
740	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB-	727,710
477	Ziggo N.V., Term Loan B2, DD1	3.250%	1/15/22	BB-	468,950
784	Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	771,256
10,302	Total Diversified Telecommunication Services				10,290,149
	Electronic Equipment & Instruments - 0.7% (0.5% of Total Investments)
1,414	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,321,856
	Energy Equipment & Services - 2.5% (1.7% of Total Investments)
3,975	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	4,032,128
900	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	898,032
4,875	Total Energy Equipment & Services				4,930,160
	Food & Staples Retailing - 3.1% (2.2% of Total Investments)
901	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	904,312
1,585	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	1,593,250
499	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	498,889
250	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	255,603
998	Del Monte Foods Company, Term Loan, First Lien	4.253%	2/18/21	B+	997,036
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,012,917
982	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	980,603
6,215	Total Food & Staples Retailing				6,242,610
	Food Products - 3.5% (2.4% of Total Investments)
2,283	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	2,288,601
3,414	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,423,091
1,369	Wilton Products, Inc., Tranche B, Term Loan	7.504%	8/30/18	B-	1,312,925
7,066	Total Food Products				7,024,617
	Health Care Equipment & Supplies - 4.6% (3.2% of Total Investments)
944	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	935,029
1,000	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	990,000
1,882	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,885,379
1,038	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	1,039,820
3,268	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,280,494
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	994,528
9,105	Total Health Care Equipment & Supplies				9,125,250
	Health Care Providers & Services - 10.8% (7.5% of Total Investments)
313	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	BB-	315,210
522	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	BB-	525,350
1,630	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,637,177
50	Community Health Systems, Inc., Term Loan E	3.469%	1/25/17	BB	50,304
1,000	CRC Health Corporation, First Lien	5.250%	3/29/21	B1	1,001,250
2,962	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	2,974,383
828	Genesis Healthcare LLC, Term Loan	10.001%	12/04/17	B	845,727
3,031	Golden Living, Term Loan	5.000%	5/04/18	B	2,993,473
988	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	993,683
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	511,562
1,216	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,217,789
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	842,372
1,000	Mallinckrodt International Finance SA, Initial Term Loan B	3.500%	3/19/21	BB+	993,047
544	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	545,339
1,995	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	2,000,486
2,455	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B1	2,457,952
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	8.250%	12/20/21	B+	1,017,500
459	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	459,006
21,361	Total Health Care Providers & Services				21,381,610
	Hotels, Restaurants & Leisure - 3.9% (2.7% of Total Investments)
2,282	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	2,282,721
2,494	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	2,509,725
914	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	916,104
1,918	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	1,918,235
7,608	Total Hotels, Restaurants & Leisure				7,626,785
	Household Products - 0.1% (0.1% of Total Investments)
269	Spectrum Brands, Inc., Term Loan C	3.500%	9/04/19	BB	269,591
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
997	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,000,404
	Insurance - 1.3% (0.9% of Total Investments)
614	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	614,145
1,975	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	1,970,137
2,589	Total Insurance				2,584,282
	Internet Software & Services - 2.2% (1.5% of Total Investments)
725	Ancestry.com, Inc., Replacement Term Loan B1	4.500%	12/28/18	Ba2	726,473
1,000	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	1,006,875
116	Sabre Inc., Term Loan C	4.000%	12/29/17	B+	116,368
2,469	Sabre Inc., Term Loan	4.250%	2/18/19	B1	2,468,236
4,310	Total Internet Software & Services				4,317,952
	IT Services - 3.5% (2.4% of Total Investments)
3,707	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,717,121
1,310	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	1,300,555
1,959	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,957,328
6,976	Total IT Services				6,975,004
	Leisure Equipment & Products - 3.1% (2.1% of Total Investments)
2,325	24 Hour Fitness Worldwide, Inc., Term Loan B	5.000%	4/22/16	Ba3	2,337,357
2,263	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,257,435
1,485	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	B1	1,485,000
6,073	Total Leisure Equipment & Products				6,079,792
	Machinery - 0.3% (0.2% of Total Investments)
499	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	503,738
	Media - 10.5% (7.2% of Total Investments)
500	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	Ba3	499,688
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	496,250
662	Clear Channel Communications, Inc., Tranche B, Term Loan	3.800%	1/29/16	CCC+	657,172
1,633	Clear Channel Communications, Inc.,Term Loan E	7.650%	7/30/19	CCC+	1,637,413
2,991	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	2,991,205
1,423	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	1,434,342
750	IMG Worldwide, Inc., First Lien, WI/DD	TBD	TBD	B1	749,625
1,000	Interactive Data Corporation, Term Loan B, WI/DD	TBD	TBD	B+	1,000,781
990	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	996,188
998	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB	1,006,436
1,271	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	1,281,605
960	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	963,747
536	Numericable Group S.A., Term Loan B1, WI/DD	TBD	TBD	Ba3	535,962
464	Numericable Group S.A., Term Loan B2, WI/DD	TBD	TBD	Ba3	463,681
972	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	988,013
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	5/21/18	CCC	2,015,000
995	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	996,659
1,995	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	1,990,509
20,640	Total Media				20,704,276
	Multiline Retail - 0.9% (0.7% of Total Investments)
1,850	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,866,476
	Oil, Gas & Consumable Fuels - 6.6% (4.6% of Total Investments)
1,219	Buffalo Gulf Coast Terminals, Term Loan B	5.250%	10/31/17	BB+	1,225,794
1,584	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,610,530
2,387	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,468,110
708	Frac Tech International LLC, Term Loan B, WI/DD	TBD	TBD	B2	711,932
2,289	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,259,894
833	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	835,157
990	Saxon Energy Services, Inc., Term Loan	5.500%	2/15/19	Ba3	995,775
2,494	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	2,470,177
450	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/08/18	B+	461,250
12,954	Total Oil, Gas & Consumable Fuels				13,038,619
	Pharmaceuticals - 9.1% (6.3% of Total Investments)
1,901	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba2	1,919,947
794	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	795,654
1,500	Grifols, Inc., Term Loan	3.150%	2/27/21	Ba1	1,493,541
1,000	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	991,406
2,931	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	2,930,230
995	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	991,710
1,939	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	1,937,966
988	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	993,260
988	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	994,092
2,748	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	2,751,952
2,211	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	2,209,326
17,995	Total Pharmaceuticals				18,009,084
	Real Estate Investment Trust - 3.4% (2.4% of Total Investments)
1,453	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	1,460,016
1,980	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,977,562
118	Realogy Corporation, Synthetic Letter of Credit	4.427%	10/10/16	BB	117,843
995	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	990,829
2,257	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,243,505
6,803	Total Real Estate Investment Trust				6,789,755
	Real Estate Management & Development - 1.6% (1.1% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,534,376
1,611	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,613,724
3,111	Total Real Estate Management & Development				3,148,100
	Semiconductors & Equipment - 2.3% (1.5% of Total Investments)
500	Avago Technologies, Term Loan B, WI/DD	TBD	TBD	BBB-	501,758
1,980	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,980,038
995	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	999,353
981	NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	974,855
4,456	Total Semiconductors & Equipment				4,456,004
	Software - 9.9% (6.8% of Total Investments)
1,607	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	1,616,677
899	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	903,754
998	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	997,189
968	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	966,888
960	Epicor Software Corporation,Term Loan, B2	4.000%	5/16/18	Ba3	960,195
953	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	958,911
3,136	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	3,118,874
908	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	911,771
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.402%	6/01/15	CCC	3,743,000
2,708	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,726,118
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	873,543
708	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	708,783
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	1,017,813
19,517	Total Software				19,503,516
	Specialty Retail - 0.5% (0.4% of Total Investments)
1,044	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,038,723
	Trading Companies & Distributors - 1.5% (1.0% of Total Investments)
2,948	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	2,947,807
	Transportation Infrastructure - 0.5% (0.3% of Total Investments)
49	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	48,994
286	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	284,167
394	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	391,954
271	Ceva Group PLC, Synthetic Letter of Credit Term Loan	0.134%	3/19/21	B2	269,468
1,000	Total Transportation Infrastructure				994,583
	Wireless Telecommunication Services - 1.3% (0.9% of Total Investments)
2,475	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	2,559,821
$ 230,493	Total Variable Rate Senior Loan Interests (cost $227,948,650)				230,611,343

Shares	Description (1)				Value
	COMMON STOCKS - 0.7% (0.5% of Total Investments)
	Diversified Consumer Services - 0.7% (0.5% of Total Investments)
39,609	Cengage Learning Holdings II LP, (5)				$ 1,440,763
	Total Common Stocks (cost $1,286,905)				1,440,763

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 18.7% (12.9% of Total Investments)
	Commercial Services & Supplies - 0.9% (0.6% of Total Investments)
$ 1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 1,757,250
	Containers & Packaging - 0.4% (0.3% of Total Investments)
700	Reynolds Group	9.875%	8/15/19	CCC+	777,000
	Diversified Consumer Services - 0.3% (0.2% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	506,250
	Diversified Telecommunication Services - 0.8% (0.6% of Total Investments)
750	IntelSat Limited	7.750%	6/01/21	B-	781,875
300	IntelSat Limited	8.125%	6/01/23	B-	315,000
500	Level 3 Communications Inc.	11.875%	2/01/19	B-	563,750
1,550	Total Diversified Telecommunication Services				1,660,625
	Health Care Equipment & Supplies - 1.6% (1.1% of Total Investments)
2,700	Kinetic Concepts	10.500%	11/01/18	B-	3,084,750
	Health Care Providers & Services - 1.3% (0.9% of Total Investments)
1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,434,375
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,125,000
2,350	Total Health Care Providers & Services				2,559,375
	Media - 4.1% (2.8% of Total Investments)
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,818,025
2,068	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	2,120,057
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	1,062,500
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	609,000
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	572,500
7,753	Total Media				8,182,082
	Oil, Gas & Consumable Fuels - 1.1% (0.8% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,265,000
	Pharmaceuticals - 2.5% (1.7% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,045,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,140,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	545,000
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,115,000
4,500	Total Pharmaceuticals				4,845,000
	Semiconductors & Equipment - 0.2% (0.1% of Total Investments)
250	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	265,625
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	172,640
416	Total Semiconductors & Equipment				438,265
	Software - 1.9% (1.3% of Total Investments)
2,550	Infor Us Inc.	11.500%	7/15/18	B-	2,945,250
750	Infor Us Inc.	9.375%	4/01/19	B-	841,875
3,300	Total Software				3,787,125
	Specialty Retail - 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	565,000
	Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
1,000	HD Supply Inc.	11.500%	7/15/20	CCC+	1,187,500
	Wireless Telecommunication Services - 2.7% (1.9% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	541,250
3,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	3,307,500
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,331,250
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	80,906
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,719
4,900	Total Wireless Telecommunication Services				5,341,625
$ 33,819	Total Corporate Bonds (cost $33,359,702)				36,956,847
	Total Long-Term Investments (cost $262,595,257)				269,008,953

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 8.6% (6.0% of Total Investments)
$ 17,063	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $17,063,436, collateralized by $17,365,000 U.S. Treasury Notes, 2.125%, due 8/31/20, value $17,408,413	0.000%	5/01/14		$ 17,063,436
	Total Short-Term Investments (cost $17,063,436)				17,063,436
	Total Investments (cost $279,658,693) - 144.6%				286,072,389
	Borrowings - (43.0)% (6), (7)				(85,000,000)
	Other Assets Less Liabilities - (1.6)% (8)				(3,227,796)
	Net Assets Applicable to Common Shares - 100%				$ 197,844,593

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (8)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(227,038)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(31,747)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(163,495)
	$52,500,000						$(422,280)

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (9)	Credit Spread (10)	Amount	(Annualized)	Date	Value	(Depreciation) (8)
Morgan Stanley	Kohl’s Corporation	Buy	1.36%	$3,000,000	1.000%	6/20/19	$49,013	$(38,624)
Morgan Stanley	Time Warner Cable, Inc.	Buy	0.48	2,000,000	1.000	6/20/19	(53,563)	(10,785)
				$5,000,000			$(4,550)	$(49,409)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ –	$230,611,343	$ –	$230,611,343
Common Stocks	1,440,763	–	–	1,440,763
Corporate Bonds	–	36,956,847	–	36,956,847
Short-Term Investments:
Repurchase Agreements	–	17,063,436	–	17,063,436
Investments in Derivatives:
Interest Rate Swaps*	–	(422,280)	–	(422,280)
Credit Default Swaps*	–	(49,409)		(49,409)
Total	$ 1,440,763	$284,159,937	$ –	$285,600,700
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $279,822,865.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation				$ 6,541,862
Depreciation				(292,338)

Net unrealized appreciation (depreciation) of investments				$ 6,249,524

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Borrowings as a percentage of Total Investments is 29.7%.

(7)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014